Mining interests - Impairment of Fekola Complex CGU - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Malian regulatory settlement	$ 0	$ 16,795
Non-controlling interests (Note 15)	$ 103,651	184,993
Forgiveness of debt principal and accrued interest		69,000
Fekola
Disclosure of detailed information about property, plant and equipment [line items]
Settlement of income tax and customs assessments, amount		70,000
Current tax expense, settlement of income tax and customs assessments		67,000
Malian regulatory settlement		$ 17,000
Fekola | Ordinary shares
Disclosure of detailed information about property, plant and equipment [line items]
Non-controlling interests (Note 15)			$ 107,000
Proportion of ownership interests held by non-controlling interests (in percentage)		10.00%	10.00%
Fekola | Preference shares
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interests held by non-controlling interests (in percentage)		10.00%
Additional ownership interests held by non-controlling interests		10.00%
Fekola Complex CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		$ 215,000
Impairment loss, net of tax effect		194,000
Tax effect of impairment of cash-generating unit		$ 21,000